LONG TERM DEBT - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total long term debt	€ 4,571	€ 3,551
Less current portion	(2,409)	(1,553)
Total long-term portion	2,162	1,997
France
Total long term debt	4,431	3,222
Japan
Total long term debt	138	323
Korea
Total long term debt	€ 2	€ 5